Schedule of Long-Term Debt (Details) (Parenthetical) $ in Thousands				12 Months Ended
	Dec. 15, 2023 USD ($)	Mar. 23, 2023 USD ($)	Mar. 13, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 20, 2021 USD ($)	Jul. 09, 2021 USD ($)
Debt Instrument [Line Items]
Outstanding balance				$ 61,490	$ 65,750
Total long-term debt outstanding				61,490
Net cash proceeds				34,500		$ 59,500
Pyxis Karteria [Member]
Debt Instrument [Line Items]
Prepayment for loan facility			$ 15,500
Secured Loan Fourthone Corp [Member]
Debt Instrument [Line Items]
Minimum cash deposits				750
Reduced minimum cash deposits				$ 500
Maximum required leverage ratio				75.00%
Maximum required leverage ratio				32.20%
Maximum required leverage ratio				42.80%
Minimum security collateral cover required				125.00%
Secured Loan - Seventhone Corp. [Member]
Debt Instrument [Line Items]
Long term debt balloon payment				$ 9,250
Maximum required leverage ratio				75.00%
Maximum required leverage ratio				32.20%
Maximum required leverage ratio				42.80%
Minimum security collateral cover required				125.00%
Total long-term debt outstanding				$ 11,350
Quarterly installments payable (15 installments)				$ 300
Maturity date				July 2025
Secured Loan - Seventhone Corp. [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Interest rate margin				3.35
Secured Loan Eightth one Corp [Member]
Debt Instrument [Line Items]
Minimum cash deposits				$ 500
Secured Loan Tenthone Corp [Member]
Debt Instrument [Line Items]
Minimum cash deposits				$ 900
Maximum required leverage ratio				75.00%
Minimum security collateral cover required				130.00%
Minimum cash and cash equivalents				$ 2,000
Percentage of total debt				3.00%
Secured Loan Tenthone Corp [Member] | Minimum [Member]
Debt Instrument [Line Items]
Minimum cash deposits				$ 500
Secured Loan Tenthone Corp [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Interest rate margin				0.027
New Secured Loan Tenthone [Member]
Debt Instrument [Line Items]
Long-term debt balloon payment, per facility				$ 8,900
Secured Loan Dryone Corp [Member]
Debt Instrument [Line Items]
Minimum cash deposits				$ 800
Maximum required leverage ratio				75.00%
Maximum required leverage ratio				32.20%
Maximum required leverage ratio				42.80%
Minimum security collateral cover required				130.00%
Percentage of valuation amount				65.00%
Pyxis Epsilon Vessel [Member] | Secured Loan Eightth one Corp [Member]
Debt Instrument [Line Items]
Net cash proceeds	$ 26,800
Pyxis Karteria Vessel [Member] | Secured Loan Tenthone Corp [Member]
Debt Instrument [Line Items]
Down payment								$ 13,500
Debt instrument, face amount								$ 13,500
Konkar Ormi [Member]
Debt Instrument [Line Items]
Long term debt balloon payment				$ 12,600
Long term debt balloon payment year				2028-09
Interest rate margin				0.0235
Vessel acquisition date				$ 400
Last installment				300
Purchase amount				28,500
Fund payment				19,000
Outstanding loan amount				18,600
Fourthone [Member]
Debt Instrument [Line Items]
Down payment							$ 7,320
Fourthone [Member] | Pyxis Malou Vessel [Member]
Debt Instrument [Line Items]
Gross proceeds		$ 24,800
Proceeds from cash		18,900
Fourthone [Member] | Pyxis Lamda Vessel [Member]
Debt Instrument [Line Items]
Prepaid amount		$ 750
Eleventhone [Member]
Debt Instrument [Line Items]
Down payment							$ 21,680
Outstanding balance				17,390
Quarterly installments				432
Long term debt balloon payment				$ 12,210
Interest rate margin				0.0315
Eleventhone [Member] | Pyxis Lamda Vessel [Member]
Debt Instrument [Line Items]
Long term debt balloon payment year				2026-12
Tenth one [Member] | Pyxis Epsilon Vessel [Member]
Debt Instrument [Line Items]
Outstanding loan balance				$ 14,150
Vessel acquisition date				450
Last installment				$ 300